Inventory (Tables)	12 Months Ended
Jul. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consists of the following:
	July 31,
	2012	2011

Raw materials	$—	$502,195
Finished goods	—	215,247
Total	$—	$717,442